Employee Benefit Plans (Details) - Schedule of Other Post-Employment Benefit Plans	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Canadian [Member]
Employee Benefit Plans (Details) - Schedule of Other Post-Employment Benefit Plans [Line Items]
Discount rate	5.20%	3.40%
US [Member]
Employee Benefit Plans (Details) - Schedule of Other Post-Employment Benefit Plans [Line Items]
Discount rate	5.30%
Health care cost trend rate
Other medical trend rates
Bottom of range [member] | Canadian [Member]
Employee Benefit Plans (Details) - Schedule of Other Post-Employment Benefit Plans [Line Items]
Health care cost trend rate	4.04%	4.04%
Other medical trend rates	4.00%	4.00%
Bottom of range [member] | US [Member]
Employee Benefit Plans (Details) - Schedule of Other Post-Employment Benefit Plans [Line Items]
Discount rate		2.50%
Top of range [member] | Canadian [Member]
Employee Benefit Plans (Details) - Schedule of Other Post-Employment Benefit Plans [Line Items]
Health care cost trend rate	6.04%	6.04%
Other medical trend rates	5.11%	5.11%
Top of range [member] | US [Member]
Employee Benefit Plans (Details) - Schedule of Other Post-Employment Benefit Plans [Line Items]
Discount rate		2.85%